PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	¥ 133,936		¥ 127,867
Accumulated depreciation and amortization	55,258		48,709
Property, equipment and software, net	78,678		79,158		$ 10,779
Depreciation and amortization expenses	8,893	$ 1,218	7,116	¥ 26,430
Impairment losses of long-lived assets	0		0	¥ 0
Building
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	38,464		38,464
Computer and transmission equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	16,314		12,106
Furniture and office equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	536		493
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	5,043		4,019
Licenses
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	33,784		32,990
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	¥ 39,795		¥ 39,795